Note 36 - Gains (losses) on financial assets and liabilities (net) and Exchange Differences - Breakdown by nature of the financial instrument (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Debt Securities [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Financial Instruments, gains (losses) on financial instruments	€ 451	€ 221
Equity instruments [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Financial Instruments, gains (losses) on financial instruments	764	31
Loans and Advances [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Financial Instruments, gains (losses) on financial instruments	92	(85)
Derivatives [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Financial Instruments, gains (losses) on financial instruments	(653)	192
Customer Deposits [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Financial Instruments, gains (losses) on financial instruments	32	219
Other [Member]
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Financial Instruments, gains (losses) on financial instruments	(277)	42
Total
Gains Or Losses In Financial Assets And Liabilities Breakdown By Financial Instrument LineI tems
Financial Instruments, gains (losses) on financial instruments	€ 408	€ 621